BUSINESS COMBINATIONS - Consideration Transferred for L4 Acquisition (Details) - USD ($) $ in Thousands	Nov. 14, 2016	Feb. 15, 2018	Dec. 31, 2017	Feb. 15, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about business combination [line items]
Cash paid			$ 21,300		$ 19,525	$ 10,726
Total consideration paid net of cash and cash equivalents acquired			19,149		16,584	$ 10,569
Other current financial liabilities			10,664		12,602
Other non-current financial liabilities			18,574		19,224
L4
Disclosure of detailed information about business combination [line items]
Cash paid	$ 11,000
Working capital adjustment	817
Contingent consideration	8,571	$ 1,850		$ 990
Total consideration paid net of cash and cash equivalents acquired	$ 20,388
Other current financial liabilities			1,845		1,799
Other non-current financial liabilities			$ 1,803		$ 7,589